Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2016
Other non-current assets [Abstract]
Schedule of other non-current assets
	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers - HNA	324,680	—	—
Other long-term assets	24,534	46,468	6,693
Balance at the end of year	349,214	46,468	6,693